Shareholder Report, Line Graph (Details) 197882_Stone Ridge Diversified Alternatives Fund_Class J_TSR Annual {Class J} - USD ($)							12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Apr. 30, 2020	Oct. 31, 2025
Class J
Account Value [Line Items]
Accumulated Value	$ 743,143	$ 706,672	$ 564,022	$ 574,377	$ 521,000	$ 500,000	$ 753,390
ICE BofA US 3-Month Treasury Bill Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							ICE BofA US 3-Month Treasury Bill Total Return Index
Accumulated Value	$ 557,051	$ 528,580	$ 504,495	$ 500,598	$ 500,321	$ 500,000	$ 581,254